OPERATING SEGMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial performance
External revenue	R 4,185.0	R 2,762.1	R 2,490.4
Cash operating costs	(2,626.0)	(2,422.9)	(2,159.7)
Movement in gold in process and finished inventories - Gold Bullion	3.1	32.6	24.5
Operating profit	1,562.1	371.8	355.2
Retrenchment costs	0.0	(6.3)	0.0
Administration expenses and other costs	(309.9)	(90.9)	(90.7)
Interest income	67.4	16.9	21.8
Interest expense	(9.7)	(5.6)	(4.1)
Current tax	(263.2)	1.6	(6.4)
Working profit/(loss) before additions to property, plant and equipment	1,046.7	287.5	276.4
Additions to property, plant and equipment	(182.7)	(353.7)	(126.1)
Total working profit/(loss) after additions to property, plant and equipment	864.0	(66.2)	150.3
Profit for the year	635.0	78.5	6.5
Deferred tax	80.7	28.2	(19.5)
Net other operating (costs)/income	41.8	29.9	20.6
Ongoing rehabilitation expenditure	24.3	18.3	(26.7)
Discount recognised on Payments made under protest including subsequent unwinding	3.2	3.5	8.1
Unwinding of provision for environmental rehabilitation	52.0	66.3	45.6
Loss on disposal of property, plant and equipment	0.0	0.0	0.6
Growth in environmental rehabilitation trust funds and reimbursive right	(38.5)	(38.4)	(16.3)
Other income	(0.7)	(7.9)	0.0
Change in estimate of environmental rehabilitation recognised in profit or loss	(21.9)	(60.0)	(2.9)
Depreciation	270.8	169.1	168.0
Working profit/(loss) before additions to property, plant and equipment	1,046.7	287.5	276.4
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	1,128.9	288.3	233.8
Cash flows from (used in) investing activities	(202.5)	(303.0)	(140.4)
Cash flows from (used in) financing activities	509.2	(7.9)	(45.0)
Ergo [member]
Financial performance
External revenue	3,064.3	2,577.5	2,490.4
Cash operating costs	(2,274.0)	(2,311.1)	(2,159.7)
Movement in gold in process and finished inventories - Gold Bullion	1.8	16.4	24.5
Operating profit	792.1	282.8	355.2
Retrenchment costs	0.0	(1.6)
Administration expenses and other costs	(131.6)	(12.0)	(11.5)
Interest income	13.9	6.5	9.5
Interest expense	(5.2)	(2.4)	(3.1)
Current tax	(145.8)	1.6	(2.9)
Working profit/(loss) before additions to property, plant and equipment	523.4	274.9	347.2
Additions to property, plant and equipment	(114.4)	(22.8)	(125.2)
Total working profit/(loss) after additions to property, plant and equipment	409.0	252.1	222.0
Profit for the year	297.1	82.3	53.3
Deferred tax	6.6	16.2	(23.2)
Net other operating (costs)/income	51.5	40.2	36.2
Ongoing rehabilitation expenditure	22.3	16.6	(26.7)
Discount recognised on Payments made under protest including subsequent unwinding	3.2	3.5	8.1
Unwinding of provision for environmental rehabilitation	36.5	45.4	44.3
Loss on disposal of property, plant and equipment			0.6
Growth in environmental rehabilitation trust funds and reimbursive right	(11.2)	(11.3)	(10.1)
Other income	(0.7)	(2.2)
Change in estimate of environmental rehabilitation recognised in profit or loss	(19.1)	(58.6)	(2.5)
Depreciation	150.4	142.8	167.4
Working profit/(loss) before additions to property, plant and equipment	523.4	274.9	347.2
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	546.1	221.7	285.3
Cash flows from (used in) investing activities	(135.7)	(39.4)	(140.2)
Cash flows from (used in) financing activities	(405.5)	(291.7)	(2.8)
FWGR [member]
Financial performance
External revenue	1,120.7	184.6
Cash operating costs	(352.0)	(111.8)
Movement in gold in process and finished inventories - Gold Bullion	1.3	16.2
Operating profit	770.0	89.0
Retrenchment costs	0.0	(4.7)
Administration expenses and other costs	(20.7)	(2.3)
Interest income	2.9	0.0
Interest expense	0.0	0.0
Current tax	(117.4)	0.0
Working profit/(loss) before additions to property, plant and equipment	634.8	82.0
Additions to property, plant and equipment	(68.0)	(330.7)
Total working profit/(loss) after additions to property, plant and equipment	566.8	(248.7)
Profit for the year	424.9	28.7
Deferred tax	(86.5)	13.4
Net other operating (costs)/income	14.8	15.4
Ongoing rehabilitation expenditure	2.0	1.7
Discount recognised on Payments made under protest including subsequent unwinding	0.0	0.0
Unwinding of provision for environmental rehabilitation	14.3	19.6
Growth in environmental rehabilitation trust funds and reimbursive right	(25.2)	(22.5)
Other income	0.0	0.0
Change in estimate of environmental rehabilitation recognised in profit or loss	(2.1)	0.0
Depreciation	119.6	25.7
Working profit/(loss) before additions to property, plant and equipment	634.8	82.0
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	563.1	89.3
Cash flows from (used in) investing activities	(60.1)	(324.4)
Cash flows from (used in) financing activities	(500.8)	236.7
Other reconciling items [member]
Financial performance
External revenue	0.0	0.0	0.0
Cash operating costs	0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Operating profit	0.0	0.0	0.0
Retrenchment costs	0.0	0.0	0.0
Administration expenses and other costs	(157.6)	(76.6)	(78.6)
Interest income	50.6	10.4	12.3
Interest expense	(4.5)	(3.2)	(1.0)
Current tax	0.0	0.0	(3.5)
Working profit/(loss) before additions to property, plant and equipment	(111.5)	(69.4)	(70.8)
Additions to property, plant and equipment	(0.3)	(0.2)	(0.9)
Total working profit/(loss) after additions to property, plant and equipment	(111.8)	(69.6)	(71.7)
Profit for the year	(87.0)	(32.5)	(46.8)
Deferred tax	(0.8)	(1.4)	3.7
Net other operating (costs)/income	(24.5)	(25.7)	(15.6)
Ongoing rehabilitation expenditure	0.0	0.0	0.0
Discount recognised on Payments made under protest including subsequent unwinding	0.0	0.0	0.0
Unwinding of provision for environmental rehabilitation	1.2	1.3	1.3
Loss on disposal of property, plant and equipment			0.0
Growth in environmental rehabilitation trust funds and reimbursive right	(2.1)	(4.6)	(6.2)
Other income	0.0	(5.7)
Change in estimate of environmental rehabilitation recognised in profit or loss	(0.7)	(1.4)	(0.4)
Depreciation	0.8	0.6	0.6
Working profit/(loss) before additions to property, plant and equipment	(111.5)	(69.4)	(70.8)
Statement of cash flows [abstract]
Cash flows from (used in) operating activities	19.7	(22.7)	(51.5)
Cash flows from (used in) investing activities	(6.7)	60.8	(0.2)
Cash flows from (used in) financing activities	R 1,415.5	R 47.1	R (42.2)